Series Portfolios Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:	Series Portfolios Trust (the “Trust”)
File Nos. 333-206240 and 811-23084
Heitman US Real Estate Securities Fund S000060156

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Heitman US Real Estate Securities Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2024, and filed electronically as Post-Effective Amendment No. 196 to the Trust’s Registration Statement on Form N-1A on April 26, 2024.

If you have any additional questions or require further information, please contact the undersigned at (414) 721-8328.

Sincerely,

/s/ John Hadermayer
John Hadermayer
Vice President
For U.S. Bank Global Fund Services